19 Payroll, Social Charges and Accruals	12 Months Ended
Dec. 31, 2019
Payroll Social Charges And Accruals [Abstract]
Payroll, Social Charges and Accruals

19  Payroll, Social Charges and Accruals

	12.31.2019	12.31.2018
Social security liabilities
Taxes and social contribution	47,022	54,653
Social security charges on paid vacation and 13th salary	29,182	30,010
	76,204	84,663
Labor liabilities
Payroll, net	3,330	1,308
Vacation and 13th salary	98,648	101,327
Provisons for profit sharing	156,040	91,526
Voluntary retirement program	2,820	5,349
Other liabilities	2	6
	260,840	199,516
	337,044	284,179